Exhibit 99.6

Fictitious Loan Number	Occupancy	Purpose	Subject to Predatory - Unable to Test	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions
101341	Primary	Refinance Cash-out - Other	2	2	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: SEVERE STORMS, TORNADOES, AND FLOODING
Disaster Declaration Date: XX/XX/XXXX
Disaster End Date:  XX/XX/XXXX
EXCEPTION INFO: Unable to determine due to missing valuation.

[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: Missing title policy

[3] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: Missing loan approval.

[3] Credit Documentation - Missing Document: Credit Report not provided
EXCEPTION INFO: Missing credit report.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Missing fraud report.

[3] Loan File - Missing Document: Hazard Insurance Policy not provided
EXCEPTION INFO: Unable to determine due to missing homeowners insurance.

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Missing final loan application.

[3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
EXCEPTION INFO: Missing evidence of disbursement date.

[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
EXCEPTION INFO: Missing appraisal

[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
EXCEPTION INFO: HELOC Brochure not provided to borrower.

[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
EXCEPTION INFO: Important Term disclosure not provided to borrower.

[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
EXCEPTION INFO: Missing homeowners insurance documentation.

[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
EXCEPTION INFO: Missing List of Homeownership Counseling Organizations disclosure.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
EXCEPTION INFO: Security instrument is missing Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
EXCEPTION INFO: Missing initial loan application

[2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: Appraisal / Valuation Report Date: <empty>
									EXCEPTION INFO: Unable to determine due to missing appraisal.
101778	Primary	Refinance Streamlined	3	1	1	3	[3] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is HUD Safe Harbor QM.	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
EXCEPTION INFO: FHA Streamline Refinance; no income documents were provided and no ratios were calculated as allowed by FHA under the streamline program.
REVIEWER - GENERAL COMMENT (2019-07-18): In looking at the Minnesota Residential Mortgage Originator and Servicer Licensing Act, FHA loans are only exempt from the "lender fee" limitations (i.e. interest, points, finance charges, etc. paid to originator or assignee of originator), not to other provisions pursuant to MMOSLA, including ability to repay. See Minn. Stat. §§ 58.13 Subd 1(24):
(24) make, provide, or arrange for a residential mortgage loan without verifying the borrower's reasonable ability to pay the scheduled payments of the following, as applicable: principal; interest; real estate taxes; homeowner's insurance, assessments, and mortgage insurance premiums. For loans in which the interest rate may vary, the reasonable ability to pay shall be determined based on a fully indexed rate and a repayment schedule which achieves full amortization over the life of the loan. For all residential mortgage loans, the borrower's income and financial resources must be verified by tax returns, payroll receipts, bank records, or other similarly reliable documents.
Nothing in this section shall be construed to limit a mortgage originator's or exempt person's ability to rely on criteria other than the borrower's income and financial resources to establish the borrower's reasonable ability to repay the residential mortgage loan, including criteria established by the United States Department of Veterans Affairs or the United States Department of Housing and Urban Development for interest rate reduction refinancing loans or streamline loans, or criteria authorized or promulgated by the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation; however, such other criteria must be verified through reasonably reliable methods and documentation. The mortgage originator's analysis of the borrower's reasonable ability to repay may include, but is not limited to, consideration of the following items, if verified: (1) the borrower's current and expected income; (2) current and expected cash flow; (3) net worth and other financial resources other than the consumer's equity in the dwelling that secures the loan; (4) current financial obligations; (5) property taxes and insurance; (6) assessments on the property; (7) employment status; (8) credit history; (9) debt-to-income ratio; (10) credit scores; (11) tax returns; (12) pension statements; and (13) employment payment records, provided that no mortgage originator shall disregard facts and circumstances that indicate that the financial or other information submitted by the consumer is inaccurate or incomplete. A statement by the borrower to the residential mortgage originator or exempt person of the borrower's income and resources or sole reliance on any single item listed above is not sufficient to establish the existence of the income or resources when verifying the reasonable ability to pay.
If seller can provide regulatory support for exemption from the MN ATR requirement given the language above, please have them provide and we will review. Alternatively, seller can provide evidence of “reasonably reliable methods and documentation” utilized to confirm the borrower’s ability to repay and we will review in order to clear. Exception remains open.
REVIEWER - GENERAL COMMENT (2019-07-18): Escalated
SELLER - GENERAL COMMENT (2019-07-18): Disagree- Loan is FA Streamline- Same Servicer - see guidelines

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
EXCEPTION INFO: Cure forXXX tolerance violation of XXXX was not provided.
REVIEWER - GENERAL COMMENT (2019-07-18): All LEs and CDs supplied in the file are tested
Credit report Fee was disclosed as XXXX on the LE dated XX/XX/XXXX, but disclosed was as XXXX on LE DatedXX/XX/XXXX without a valid CoC and/or cure to the borrower. Exception remains.
SELLER - GENERAL COMMENT (2019-07-18): Seller provided a RESPA audit comparing the final LE datedXX/XX/XXXX to the borrowers CD

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Insufficient or no cure was provided to the borrower. (7520)
EXCEPTION INFO: Credit report Fee was disclosed as XXXX on the LE dated XX/XX/XXXX, but disclosed as XXXX on Final Closing Disclosure. Evidence of CoC and/or cure was not provided.
REVIEWER - GENERAL COMMENT (2019-07-18): All LEs and CDs supplied in the file are tested
Credit report Fee was disclosed as XXXX on the LE dated XX/XX/XXXX, but disclosed was as XXXX on LE DatedXX/XX/XXXX without a valid CoC and/or cure to the borrower.
SELLER - GENERAL COMMENT (2019-07-18): Seller provided a Respa audit comparing the final LE datedXX/XX/XXXX to the borrowers CD

									[1] Appraisal Reconciliation - Missing secondary valuation product required for securitization.
101779	Primary	Refinance Rate/Term		3	1	1	3	[3] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Temporary SHQM (GSE/Agency Eligible).
101780	Primary	Purchase	3	3	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Loan.

[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR .XXX + XXX, orXXX.  Compliant Higher Priced Mortgage Loan.

[3] Credit Eligibility - Guideline Issue:  Foreclosure timeline outside of credit guidelines
EXCEPTION INFO: Previous foreclosure 3 yrs prior to Close vs 7 yrs minimum requirement per guidelines.

[3] Insurance Analysis - The Flood Insurance Policy effective date is after the Note Date.: Flood Insurance Policy Effective Date XX/XX/XXXX, Note Date XX/XX/XXXX

[3] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Transaction Date: XX/XX/XXXX	[2] General - Incomplete Document: 1003 Initial - Lender's is incomplete
EXCEPTION INFO: Initial 1003 has not been signed by the borrower.

[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
EXCEPTION INFO: The monthly escrow payment of XXXX totals $XXX; the value in the CD was for 11 months of escrow payments.  In addition, the monthly escrow payment of XXXX is incorrect; the actual monthly escrow is $XXX or $XXX/year.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/611497)
EXCEPTION INFO: The CD reflects a monthly flood accrual of XXXX/mo on the Final CD; the actual premium is XXXX/mo.  The revised escrow payment is $XXXX.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/611497)
EXCEPTION INFO: The escrow payment used is incorrect; the revised escrow payment is $XXXX.

[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)
									EXCEPTION INFO: not provided.
101781	Second Home	Purchase	3	3	1	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
EXCEPTION INFO: The property is located in XXX.  Provide a post-disaster inspection verifying there was no damage from (enter disaster info here).  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX (declared end date).

[3] Application / Processing - Missing Document: AUS not provided
EXCEPTION INFO: Guidelines required all loans to be submitted for a GSE AUS approval decision. The file is missing a copy of the AUS approval decision.	[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
EXCEPTION INFO: The file was missing documentation verifying the borrower's consent to receive electronic documentation.

[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (FinXX/XX/XXXX)
EXCEPTION INFO: The AIR table reflects a minimum interest rate ofXXX. The Note reflects a minimum interest rate of XXX.

[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
EXCEPTION INFO: Note includes assumption verbiage after fixed rate period

[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
EXCEPTION INFO: The final Closing Disclosure reflects a Closing Date of XX/XX/XXXX, but the transaction consummation (mortgage notary) date was XX/XX/XXXX.  Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.

[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed prepaid interest under Prepaids that does not match calculated figures. (FinXX/XX/XXXX)
EXCEPTION INFO: Prepaid Interest was disclosed as XXXX per day from XX/XX/XXXX to XX/XX/XXXX for a total of XXXX, however this should have reflected interest of XXXX.

[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/612049)
EXCEPTION INFO: Payment stream 2 reflects a min P&I of $XXX; but should be XXXX[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)
EXCEPTION INFO: The final Closing Disclosure reflects the Total Interest Percentage as XXX, but should be XXX.

[2] Federal Compliance - TRID Invalid Section B Combinations: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XX/XX/XXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (FinXX/XX/XXXX)
									EXCEPTION INFO: Translation Fee paid to Lender
101782	Primary	Purchase	3	3	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Mortgage Loan.

[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
								Disaster Declaration Date: XX/XX/XXXX
101783	Primary	Purchase	3	3	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Loan.
EXCEPTION INFO: The loan was approved with an APR of XXX, which exceeds the threshold of XXX.

[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX.  Compliant Higher Priced Mortgage Loan.
EXCEPTION INFO: The loan was approved with an APR of XXX, which exceeds the threshold of .XXX

[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: WILDFIRES
Disaster Declaration Date: XX/XX/XXXX

[3] Application / Processing - Missing Document: AUS not provided
EXCEPTION INFO: The guidelines require all loans to have a GSE AUS approval decision. The file is missing a copy of the AUS decision.	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
EXCEPTION INFO: The file contained documentation verifying the borrower received a copy of the appraisal on XX/XX/XXXX which is prior to the revised appraisal date of XX/XX/XXXX.  Provide documentation verifying the borrower received a copy of the updated appraisal.

[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Escrow: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Initial Escrow Payment at Closing that does not match amount per month calculation. (FinXX/XX/XXXX)
									EXCEPTION INFO: The final closing disclosure reflects initial escrow payment of XXXX at XXXX for 3 months; however, should be XXXX at XXXX for 3 months.
101784	Investment	Purchase	2	2	1	1	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI:XXX
QM qualifying DTI: XXX
									EXCEPTION INFO: QM DTI is based on the maximum 5 year maximum rate (XXX) and the investor is based on the higher of the note rate or fully indexed rate (XXX).
101785	Second Home	Purchase	3	3	1	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
EXCEPTION INFO: The subject is located in a FEMA Disaster Area. A post-disaster inspection is required verifying there was no damage to the subject. The inspection must include exterior photos of the subject.	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (FinXX/XX/XXXX)
EXCEPTION INFO: CD reflects Amount Financed XXXX versus calculated XXXX.

[2] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of  XXX on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of  XXX outside of XXX tolerance. (FinXX/XX/XXXX)
EXCEPTION INFO: APR of  XXX on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of  XXX outside of XXX tolerance. Loan Floor per CD isXXX, however, loan floor per guidelines should be the starting rate of XXX.

[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
EXCEPTION INFO: Final CD reflects Closing Date of XX/XX/XXXXbut transaction consummation (mortgage notary) date was XX/XX/XXXXProvide a post-close CD correcting the closing date to match the notary date and a copy of the letter of explanation to the borrower disclosing the changes made.

[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Finance Charge that does not match the actual finance charge for the loan. (FinXX/XX/XXXX)
EXCEPTION INFO: Disclosure reflects total payments XXXX; calculated is XXXX.  Loan Floor per CD isXXX, however, loan floor per guidelines should be the starting rate of XXX.

[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)
EXCEPTION INFO: Disclosure reflects TIP as XXX but calculated TIP is XXX which is outside the .0XXX tolerance.  Difference amount is XXX.  Loan Floor per CD isXXX, however, loan floor per guidelines should be the starting rate of XXX.

[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total of Payments that does not match the actual total of payments for the loan. (FinXX/XX/XXXX)
									EXCEPTION INFO: Loan Floor per CD isXXX, however, loan floor per guidelines should be the starting rate of XXX.
101786	Investment	Purchase	3	3	1	1	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: WILDFIRES
Disaster Declaration Date: XX/XX/XXXX
EXCEPTION INFO: A disaster was declared 11/2, due to wildfires.  The disaster is ongoing, therefore, does not have an end date.

[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXX exceeds Guideline total debt ratio of XXX.
EXCEPTION INFO: Lender used additional income, which was not explained.  UW Income Analysis worksheet is missing.  Approval is missing.  Rental Income Analysis is missing.  The additional income was not used for qualifying, as it was not verified.

[3] Application / Processing - Missing Document: Approval not provided

[3] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX
								EXCEPTION INFO: The appraisal address is XXXXXX, the Note address is XXX.
101787	Primary	Purchase	3	3	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Loan.

[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX.  Compliant Higher Priced Mortgage Loan.

[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: WILDFIRES
Disaster Declaration Date: XX/XX/XXXX	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
EXCEPTION INFO: Missing Initial escrow account statement.

[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
									EXCEPTION INFO: Final CD reflects no escrow property costs of XXXX annually or XXXX. Only non escowed other cost is HOA dues which were documented at $XX or $XXX annually.
101788	Primary	Refinance Rate/Term	3	3	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR .XXX + XXX, or XXX. Compliant Higher Priced Loan.

[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX.  Compliant Higher Priced Mortgage Loan.

[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: WILDFIRES
Disaster Declaration Date: XX/XX/XXXX
EXCEPTION INFO: The subject property is located in XXX which is in a FEMA disaster area that does not have a declared end date. The appraisal was performed before the FEMA declaration start date.	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
EXCEPTION INFO: Actual signing date XX/XX/XXXX[2] Federal Compliance - TRID Final Closing Disclosure Demand Feature: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan contains a Demand Feature. (FinXX/XX/XXXX)
EXCEPTION INFO: CD reflects a demand feature but Note and Guidelines reflect No demand feature

[2] Federal Compliance - TRID Final Closing Disclosure Discount Point Percentage: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Discount Point percentage. (FinXX/XX/XXXX)
EXCEPTION INFO: The final CD reflects a dollar amount but is missing the percentage amount.

[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
EXCEPTION INFO: The CD reflects 12 months of Homeowner's Insurance collected at closing as XXXX however 12 months should be XXXX.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
EXCEPTION INFO: Cure of (XXXX) was reflected, which is insufficient to cure (XXXX Initial LE reflects additional charges of $XXX but the fees are not broken out.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges.  Fee Amount of XXXX exceeds tolerance of XXXX.  Insufficient or no cure was provided to the borrower. (75199)
EXCEPTION INFO: Fee was not disclosed on Loan Estimate.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Insufficient or no cure was provided to the borrower. (7506)
EXCEPTION INFO: Fee disclosed as (XXXX) on (LE dated XX/XX/XXXX), but disclosed as (XXXX) on Final Closing Disclosure.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of XXXX exceeds tolerance of XXXX.  Insufficient or no cure was provided to the borrower. (7567)
EXCEPTION INFO: Fee was not disclosed on Loan Estimate.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Insufficient or no cure was provided to the borrower. (7564)
EXCEPTION INFO: Fee was not disclosed on Loan Estimate.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Insufficient or no cure was provided to the borrower. (75206)
EXCEPTION INFO: Fee was not disclosed on Loan Estimate.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Insufficient or no cure was provided to the borrower. (75201)
EXCEPTION INFO: Fee was not disclosed on Loan Estimate.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Signing Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Insufficient or no cure was provided to the borrower. (75200)
									EXCEPTION INFO: Fee was not disclosed on Loan Estimate.
101789	Investment	Refinance Rate/Term		2	2	1	1		[2] General - Incomplete Document: 1003 Initial - Lender's is incomplete EXCEPTION INFO: The initial 1003 has not been signed or dated.
101790	Primary	Purchase	3	3	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Loan.

[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX.  Compliant Higher Priced Mortgage Loan.

[3] Asset Documentation - Guideline Issue: Insufficient asset documentation.
EXCEPTION INFO: Pages of the XXX statement ending XX/XX/XXXX are missing (D0488).

[3] Application / Processing - Missing Document: AUS not provided
EXCEPTION INFO: Per investor guidelines, a DU or LP underwriting findings report must be present in the file verifying that the loan does not qualify for delivery.	[2] Credit Eligibility - Credit report shows credit payments as currently delinquent.
EXCEPTION INFO: Borrower has 2 student loans that show as past due on the credit report dated XX/XX/XXXX.  All tradelines with delinquency history in the past 12 months requires a written explanation - not located in the file.

[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
EXCEPTION INFO: The file is missing documentation to verify that the Loan Originator Compensation was not based upon a term of the transaction.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
EXCEPTION INFO: No documentation is provided to show the date on which the loan was locked.

[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
EXCEPTION INFO: The file was missing documentation verifying the borrower's consent to receive electronic documentation.

[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
EXCEPTION INFO: The final Closing Disclosure reflects a Closing Date of XX/XX/XXXX, but the transaction consummation (mortgage notary) date was XX/XX/XXXX.  The post-closing CD issued on XX/XX/XXXX does not correct this issue.

[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Finance Charge that does not match the actual finance charge for the loan. (FinXX/XX/XXXX)
EXCEPTION INFO: The calculated Finance Charge differs from the disclosed Finance Charge by XXXX.  No itemization of amount financed is provided to determine the fees included in the lender's calculation.

[2] Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (FinXX/XX/XXXX)
EXCEPTION INFO: The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID.  Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.

[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
EXCEPTION INFO: The cure of XXXX is not sufficient to cure variousXXX violations of XXXX[2] Federal Compliance - TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
EXCEPTION INFO: An affidavit from the broker is provided attesting that the disclosure was provided, however, no acknowledgment of receipt by the borrower is provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Insufficient or no cure was provided to the borrower. (75103)
EXCEPTION INFO: A valid changed circumstance for the fee increase is not documented.  The cure of XXXX provided at closing is sufficient to address this issue but insufficient to cure all tolerance violations on the loan.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Insufficient or no cure was provided to the borrower. (7506)
EXCEPTION INFO: A valid changed circumstance for the fee increase is not documented.  The cure of XXXX provided at closing is sufficient to address this issue but insufficient to cure all tolerance violations on the loan.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Insufficient or no cure was provided to the borrower. (7325)
									EXCEPTION INFO: The fee was disclosed on the LE as 'Mortgage Broker Fee' and on the CD as 'Loan Origination Fee'. Per the Closing Statement (D0036), the fee is paid to the Lender.
101791	Primary	Refinance Cash-out - Debt Consolidation	3	2	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Loan.

[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Mortgage Loan.	[2] Credit Eligibility - Bankruptcy was settled for less.: Credit Report: Original // Public Record Type: 2nd Mortgage Charge-off / Balance: 0.00

[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
EXCEPTION INFO: Closing Disclosure at consummation reflects XX/XX/XXXXowever Notary date reflects XX/XX/XXXXPost Close CD in file reflecting correct dates.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (FinXX/XX/XXXX)
									EXCEPTION INFO: Closing Cost Financed on Final CD reflects XXXX
101792	Primary	Purchase	3	3	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Mortgage Loan.

[3] Application / Processing - Missing Document: Approval not provided	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
EXCEPTION INFO: Note contains assumption verbiage after fixed rate period

[2] Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - Before Closing: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed Total Closing Costs (Paid by Seller Before Closing) that does not match sum of fees. (FinXX/XX/XXXX)
									EXCEPTION INFO: Seller's fees were not disclosed on Buyer's final CD
101793	Investment	Purchase	3	3	1	1	[3] Closing / Title - ARM Error: Life Rate Minimum was not provided
EXCEPTION INFO: The Lifetime Floor rate is not stated in the ARM Note; the disclosures are based on a floor which is equal to the ARM margin, however, the guidelines indicate that the lifetime floor should be equal to the Start Rate.

[3] Application / Processing - Missing Document: AUS not provided
								EXCEPTION INFO: The guidelines require all loans to be submitted for a GSE AUS approval decision. The file is missing a copy of the AUS approval decision.
101794	Investment	Purchase	3	3	1	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS
Disaster Declaration Date: XX/XX/XXXX	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
EXCEPTION INFO: Borrower received appraisal after effective date and prior to report completion date, no change to value noted between these dates.

[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: XXX
QM qualifying DTI: XXX
									EXCEPTION INFO: Lender used fully indexed rate for qualifying resulting in a higher DTI.
101795	Investment	Purchase		2	2	1	1
101796	Primary	Refinance Limited Cash-out GSE	3	3	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Loan.

[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX.  Compliant Higher Priced Mortgage Loan.

[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS
Disaster Declaration Date: XX/XX/XXXX
EXCEPTION INFO: Loan  closed  in XXXX  /

[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Refinance purpose discrepancy.: Loan refinance purpose of Limited Cash-out GSE does not match Guideline loan refinance purpose of Cash-out - Other.
EXCEPTION INFO: The Final Signed 1003 reflects the Refinance as a Limited Cash out Rate and term.

[3] General - Refi Purpose reflects Rate/Term and cash out greater than the lesser ofXXX of the loan amount or $2000.: Cash to Borrower:  XXXX; Total Cash Out:    XXXX;  Refi Purpose:  Limited Cash-out GSE
EXCEPTION INFO: The Final Signed 1003 reflects the Refinance as a Limited Cash-Out Rate and Term.

[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/613101)
EXCEPTION INFO: CD minimum interest rate XXX > Note minimum interest rate of XXX(margin). P&I projected was incorrectly calculated higher than actual.

[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/613100)
EXCEPTION INFO: CD minimum interest rate XXX > Note minimum interest rate of XX(margin). P&I projected was incorrectly calculated higher than actual.

[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/6XXX99)
EXCEPTION INFO: CD minimum interest rate XXX > Note minimum interest rate of XXX(margin). P&I projected was incorrectly calculated higher than actual.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
EXCEPTION INFO: CHARM booklet was not found in the loan file

[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (FinXX/XX/XXXX)
EXCEPTION INFO: CD minimum interest rate XXX > Note minimum interest rate of XX(margin). P&I projected was incorrectly calculated higher than actual.

[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
EXCEPTION INFO: The Post Closing Closing Disclosure has been provided however the letter of explanation is missing to cure the exception.

[2] Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (FinXX/XX/XXXX)
									EXCEPTION INFO: The Lenders's Contact name and NMLS is missing from the Closing Disclosure.
101797	Primary	Purchase	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Mortgage Loan.

[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXX is in excess of the allowable maximum of  XXX of the Federal Total Loan Amount. Points and Fees total XXXX on a Federal Total Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or XXX).
EXCEPTION INFO: On the final CD dated XX/XX/XXXX reflected a loan origination fee of XXXX, a processing fee of XXXX and an underwriting of XXXX. totalling XXXX. This exceeds theXXX maximum allowable fees.

								[3] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
101798	Second Home	Purchase	3	3	1	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX

[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: HOI coverage of XXXX is insufficient to cover loan amount of XXXX or replacement cost new of XXXX.	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (FinXX/XX/XXXX)
EXCEPTION INFO: Final Closing Disclosure reflects minimum interest rate ofXXX; Note reflects minimum interest rate of 2.XXX.

[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
EXCEPTION INFO: Final Closing Disclosure reflects closing date of XX/XX/XXXX; actual date of consummation is XX/XX/XXXX.

[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/612418)
EXCEPTION INFO: Payment stream 2 payment does not match the actual payment due to the variance in the minimum interest rate. Note reflects XXX and Final CD reflectXXX.

[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)
EXCEPTION INFO: Disclosure reflects TIP of  XXX but calculated TIP is XXX.  Unable to determine index value used by lender.  Used Index Value = XXX for testing.

[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
EXCEPTION INFO: Cure for translation fee of $XXX was not provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Translation fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Insufficient or no cure was provided to the borrower. (7543)
									EXCEPTION INFO: Fee was not disclosed on the LE.
101799	Second Home	Purchase		2	1	1	2
101800	Second Home	Refinance Rate/Term		2	2	1	2
101801	Second Home	Purchase		2	1	1	2
101802	Primary	Refinance Cash-out - Other		3	2	1	3
101803	Primary	Refinance Cash-out - Other		3	2	1	3
101804	Investment	Refinance Cash-out - Other		2	2	1	1
101805	Primary	Refinance Cash-out - Debt Consolidation		3	1	1	3
101806	Primary	Refinance Rate/Term		3	2	1	3
101807	Primary	Purchase		3	2	1	3
101808	Investment	Purchase		1	1	1	1
101809	Primary	Refinance Cash-out - Debt Consolidation	3	3	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Loan.

[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of  XXX or Final Disclosure APR of  XXX is in excess of allowable threshold of APOR  XXX + XXX, or  XXX.  Compliant Higher Priced Mortgage Loan.

[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 660.
EXCEPTION INFO: Per matrix minimum credit score is 660 and borrower score is XXX.	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.

									[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

Fictitious Loan Number	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline	Loan Status
101341	[1] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
EXCEPTION INFO: Subject loan is a cash out refinance of a primary residence. The right to cancel was not provided.
	REVIEWER - CLEARED COMMENT (2019-07-12): Cleared after subsequent review.							Reviewed with Exceptions
101778	[1] Government Documentation - Missing Document: HUD/VA 92900-A not provided
EXCEPTION INFO: Final 92900-A's for all borrowers are incomplete due to missing Lender's signature, title and date on pages 1 and 4. Initial 92900-A is incomplete due to form was not signed and dated by co-borrower #2.
REVIEWER - CLEARED COMMENT (2019-07-18): The HUD 92900-A is provided for both borrowers.
REVIEWER - GENERAL COMMENT (2019-07-18): Seller provided the final 92900-A for both sets of borrowers however both are not signed by the lender on page 1. Exception remains open.
SELLER - GENERAL COMMENT (2019-07-18): Agree- Loan was GNMA buyout due to not being insurance. No FHA MIC to provide.
2. Disagree- final 92900A for both sets of borrower's included

[1] Government Documentation - Missing Document: Informed Consumer Choice Notice not provided
EXCEPTION INFO: Informed Consumer Choice Notice is missing page 2 signed and dated by all borrowers.
REVIEWER - CLEARED COMMENT (2019-07-18): The lender provided the disclosure.
REVIEWER - GENERAL COMMENT (2019-07-18): Seller provided signed informed consumer notice signed by borrower and co-borrower however missing for third borrower. Exception remains open.

[1] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
	REVIEWER - CLEARED COMMENT (2019-07-18): After further review exception has been cleared as PHH was original mortgage holder per title.							Reviewed with Exceptions
101779	[1] Federal Compliance - General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are XXX DTI, XXX/XXX LTV/CLTV, XXX Credit Score, Occupancy: Primary, Purpose: Refinance, Rate/Term
REVIEWER - CLEARED COMMENT (2019-07-18):XX/XX/XXXX –After further review exception has been cleared

[1] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
	REVIEWER - CLEARED COMMENT (2019-07-18):XX/XX/XXXX –After further review exception has been cleared						Nationstar Non-Agency Jumbo	Loan Review Complete
101780							SG Expanded Prime Overlays_6.10.16-	Reviewed with Exceptions
101781	[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)
EXCEPTION INFO: TRID non-compliant.  Seller paid fees on Seller’s Closing Disclosure are not consistent with those reflected on the Borrower’s Final Closing Disclosure.  Seller's CD shows XXXX in seller paid closing costs, borrower's final CD shows XXXX.  Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.
REVIEWER - CLEARED COMMENT (2019-07-18): Upon review, cleared by PCCD

[1] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
EXCEPTION INFO: The loan file does not contain evidence of the loan designation.
	REVIEWER - CLEARED COMMENT (2019-07-18): Upon review, cleared by PCCD						SG Expanded Prime Overlays_6.10.16-	Reviewed with Exceptions
101782	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)
			EXCEPTION INFO: XXXX Cure provided on Post Closing CD.				SG Expanded Prime Overlays_6.10.16-	Reviewed with Exceptions
101783	[1] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
EXCEPTION INFO: The file does not contain the loan designation. The due diligence loan designation is Higher Priced QM.
	REVIEWER - CLEARED COMMENT (2019-07-18): Upon review, condition is cleared.						SG Expanded Prime Overlays_6.10.16-	Reviewed with Exceptions
101784	[1] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
	REVIEWER - CLEARED COMMENT (2019-07-18): Upon further review the hazard coverage exceeds the loan amount, exception cleared..						SG Expanded Prime Overlays_6.10.16-	Loan Review Complete
101785	[1] Closing / Title - ARM Error: Initial Rate Minimum was not provided
EXCEPTION INFO: The Note does not state the minimum life interest rate; the lender used the Margin, however, per guidelines, "The minimum interest rate (floor) is equal to the start rate" which is XXX.
REVIEWER - CLEARED COMMENT (2019-07-18): Note minimum rate entered as the margin per note.

[1] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
EXCEPTION INFO: Per the guidelines, All ARMs must be qualified at the greater of the note rate or the fully indexed rate. The minimum interest rate (floor) is equal to the start rate.  The document in the file indicate that the Lender used a Qualifying rate ofXXX over the Note Rate.
REVIEWER - CLEARED COMMENT (2019-07-18): Updated data provided in file, exception cleared

[1] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (FinXX/XX/XXXX)
EXCEPTION INFO: Per the guidelines, The minimum interest rate (floor) is equal to the start rate (XXX); the CD disclosed the floor rate asXXX.
REVIEWER - CLEARED COMMENT (2019-07-18): Updated data provided in file, exception cleared

[1] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/611439)
EXCEPTION INFO: Per the guidelines, The minimum interest rate (floor) is equal to the start rate (XXX); the CD disclosed the floor rate asXXX.
	REVIEWER - CLEARED COMMENT (2019-07-18): Updated data provided in file, exception cleared						SG Expanded Prime Overlays_6.10.16-	Reviewed with Exceptions
101786					Appraisal: All copies in the file are the same.		SG Expanded Prime Overlays_6.10.16-	Reviewed with Exceptions
101787	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)
EXCEPTION INFO: Difference between Loan Estimate and Closing Disclosure not supported by a valid Change of Circumstance.  No evidence of cure provided to borrower.

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Sufficient or excess cure was provided to the borrower at Closing. (7507)
			EXCEPTION INFO: Difference between Loan Estimate and Closing Disclosure not supported by a valid Change of Circumstance. No evidence of cure provided to borrower.				SG Credit Access Overlays_v0_4.11.16	Reviewed with Exceptions
101788							SG Expanded Prime Overlays_6.10.16-	Reviewed with Exceptions
101789							SG Credit Access Overlays_v0_4.11.16	Loan Review Complete
101790	[1] Federal Compliance - TRID Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Closing Disclosure provided on XX/XX/XXXX disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (InitiXX/XX/XXXX015)
	EXCEPTION INFO: The Final CD did not disclose the amount of tolerance violations that occurred. The cure of XXXX is not sufficient to cure variousXXX violations of XXXXEVIEWER - CLEARED COMMENT (2019-07-18): after further review, issue cleared.						SG Expanded Prime Overlays_6.10.16-	Reviewed with Exceptions
101791							SG Credit Access Overlays_v0_4.11.16	Reviewed with Exceptions
101792	[1] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
REVIEWER - CLEARED COMMENT (2019-07-18): Upon review this has been cleared.

[1] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
REVIEWER - CLEARED COMMENT (2019-07-18): Upon review this has been cleared.	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)
			EXCEPTION INFO: Lender cure was $XX accommodating the amount exceeding the tolerance limit				SG Expanded Prime Overlays_6.10.16-	Reviewed with Exceptions
101793							SG Expanded Prime Overlays_6.10.16-	Reviewed with Exceptions
101794							SG Expanded Prime Overlays_6.10.16-	Reviewed with Exceptions
101795	[2] Borrower Eligibility - Guideline Issue: Number of properties financed exceeds amount allowed by guidelines.
EXCEPTION INFO: The Lender provided an underwriting exception allowing the Borrower's X financed properties which exceeds the guideline maximum of X financed properties.
REVIEWER - WAIVED COMMENT (2019-07-18): The Lender provided an underwriting exception allowing the Borrower's X financed properties which exceeds the guideline maximum of X financed properties.

[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.
EXCEPTION INFO: The Lender provided an underwriting exception allowing for the loan amount not meeting the minimum required.
		REVIEWER - WAIVED COMMENT (2019-07-18): The Lender provided an underwriting exception allowing the Borrower's X financed properties which exceeds the guideline maximum of X financed properties.		Borrower has job stability for 5 years as an XXX Clean credit other than mortgage events and low amount of consumer credit other than current financed property. Exceptional reserves (706 months)	Appraisal: Report originally signed XX/XX/XXXX (52), again XX/XX/XXXX and finally XX/XX/XXXX (35).		SG Credit Access Overlays_v0_4.11.16	Loan Review Complete
101796							SG Credit Access Overlays_v0_4.11.16	Reviewed with Exceptions
101797							SG Expanded Prime Overlays_6.10.16-	Reviewed with Exceptions
101798							SG Expanded Prime Overlays_6.10.16-	Reviewed with Exceptions
101799	[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Guidelines require 2 bank reference letters.  Only one located in file, from XXX.
REVIEWER - CLEARED COMMENT (2019-07-18): VOD is acceptable per client.
REVIEWER - GENERAL COMMENT (2019-07-18): Lender sent in VOD and copy of bank statement.  However, guidelines call for a reference letter.

[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
EXCEPTION INFO: Closing dateXX/XX/XXXXConsummation dateXX/XX/XXXXNotary date)

Note:  Borrowers signed mortgage onXX/XX/XXXX Notary acknowledged onXX/XX/XXXX Acknowledgement states State of XXX.  Notary/Solicitor appears to have been in another Country and did not correct County/ State/ Country.
REVIEWER - CLEARED COMMENT (2019-07-18): City and county information are for subject property.  Acceptable.
REVIEWER - GENERAL COMMENT (2019-07-18): Borrower's signature date and Notary date match.	[2] Federal Compliance - TRID Loan Estimate Title Fees: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided onXX/XX/XXXX did not contain the "Title-" description. (InterXX/XX/XXXX)
EXCEPTION INFO: Regarding Survey; unable to determine if it's Title requirement.
REVIEWER - WAIVED COMMENT (2019-07-18): AMC waived Exception: outside of the SFIG RMBS 0 TRID Compliance Review Scope

[2] Federal Compliance - TRID Loan Estimate Title Fees: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided onXX/XX/XXXX did not contain the "Title-" description. (InterXX/XX/XXXX)
EXCEPTION INFO: Regarding Survey; unable to determine if it's Title requirement.
REVIEWER - WAIVED COMMENT (2019-07-18): AMC waived Exception: outside of the SFIG RMBS 0 TRID Compliance Review Scope

[2] Federal Compliance - TRID Loan Estimate Title Fees: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided onXX/XX/XXXX did not contain the "Title-" description. (InitiXX/XX/XXXX)
EXCEPTION INFO: Regarding Survey; unable to determine if it's Title requirement.
REVIEWER - WAIVED COMMENT (2019-07-18): AMC waived Exception: outside of the SFIG RMBS 0 TRID Compliance Review Scope	[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided onXX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/31515)
EXCEPTION INFO: Disclosed XXXX.  Calculated XXXX. Variance XXXX.  HOI premium per file is $XXX, however CD reflects $XXX.  No verification of $XXX located in file.
REVIEWER - CURED COMMENT (2019-07-18): Data correct on subsequent CDs (SFIG).

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided onXX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/31514)
EXCEPTION INFO: Disclosed XXXX.  Calculated XXXX. Variance XXXX.  HOI premium per file is $XXX, however CD reflects $XXX.  No verification of $XXX located in file.
REVIEWER - CURED COMMENT (2019-07-18): Data correct on subsequent CDs (SFIG).

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided onXX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/31514)
EXCEPTION INFO: Disclosed XXXX.  Calculated XXXX. Variance XXXX.  HOI premium per file is $XXX, however CD reflects $XXX.  No verification of $XXX located in file.
REVIEWER - CURED COMMENT (2019-07-18): Data correct on subsequent CDs (SFIG).	XXX DTI on this full documentation loan < XXX guideline max - XXX below program guideline maximum

XX months reserves > 36 months guideline minimum

				Borrower has job stability for XX years on current job			Expanded Prime	Loan Review Complete
101800	[1] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of Non QM Fail.
REVIEWER - CLEARED COMMENT (2019-07-18): Required Income documentation received.

[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Loans subject to Reg Z ‘Ability to Repay’ must include a borrower(s) certification attesting to the following: (i) they have fully disclosed their financial obligations; (ii) they have reviewed and understand the loan terms and (iii) they have the ability to repay the loan.
REVIEWER - CLEARED COMMENT (2019-07-18): Received executed ATR Cert.

[1] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX  XXX /Wages)
EXCEPTION INFO: A letter (on company letterhead) from an authorized representative the employer stating (i) employment history (position/title, time on job),(ii) current monthly salary and year-to-date earnings.  Missing from file
REVIEWER - CLEARED COMMENT (2019-07-18): Client will accept documents sent in for VVOE.
REVIEWER - GENERAL COMMENT (2019-07-18): Document provided still does not provide data that client guidelines require.
SELLER - GENERAL COMMENT (2019-07-18): Lender sent in VVOE.
REVIEWER - GENERAL COMMENT (2019-07-18): W2s were reviewed.  Guidelines state:  A letter (on company letterhead) from an authorized representative the employer stating (i) employment history (position/title, time on job),(ii) current monthly salary and year-to-date earnings.  W2s do not meet this requirement.
SELLER - GENERAL COMMENT (2019-07-18): Lender states W2s provided.

[1] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Per the FN guides, 1 bank reference letters written in English is required.  Not located in the file
REVIEWER - CLEARED COMMENT (2019-07-18): Client accepts the IRA letter as Bank Reference Letter.
REVIEWER - GENERAL COMMENT (2019-07-18): Page 50 is a cover page for IRA account.
SELLER - GENERAL COMMENT (2019-07-18): Lender states reference letter is on page 50 of submission file.

[1] Federal Compliance - NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
REVIEWER - CLEARED COMMENT (2019-07-18): Required Income documentation received.

[1] Federal Compliance - TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Homeowners Insurance Premium provided on Final Closing Disclosure was not previously disclosed to the borrower. (8500)
REVIEWER - CLEARED COMMENT (2019-07-18): Received attestation that fee was added as soon as lender became aware and within timing requirements.	[2] Application / Processing - Missing Document: AUS not provided
EXCEPTION INFO: All loans are required to be submitted for a GSE AUS approval decision. A DU or LP underwriting findings report must be present in file verifying the loan does not qualify for delivery.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to Waive.
REVIEWER - GENERAL COMMENT (2019-07-18): Unable to locate in guidelines where FN are exempt from AUS requirements.  Client input is required.
SELLER - GENERAL COMMENT (2019-07-18): Lender states borrower is FN and not eligible for Agency Sale.	[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX)
EXCEPTION INFO: XXXX Credit on CD
REVIEWER - CURED COMMENT (2019-07-18): Cured at closing.

[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
			EXCEPTION INFO: Closing Disclosure Closing Date (2016-07-18) <> Closing Date (XX/XX/XXXX). Notary on Mortgage isXX/XX/XXXXREVIEWER - CURED COMMENT (2019-07-18): Data correct on subsequent CDs (SFIG).	XXX months reserves > 15 months guideline minimum Borrower has job stability for XX years on the same job. Reduction in housing payment by XXX or greater			Expanded Prime	Loan Review Complete
101801	[1] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.
EXCEPTION INFO: Submission Form reflects Rebuttable Presumption.
REVIEWER - CLEARED COMMENT (2019-07-18): Updated Submission Form provided with QM status of Non QM
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see docs

[1] Application / Processing - Missing Document: AUS not provided
EXCEPTION INFO: The AUS or Lender Attestation verifying loan is ineligible for GSE Delivery was not provided.
REVIEWER - CLEARED COMMENT (2019-07-18): Lender attestation provided.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see docs

[1] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX /S-Corp)
EXCEPTION INFO: Submission Form reflects loan status of Rebuttable Presumption.  Borrower is a Foreign National.
REVIEWER - CLEARED COMMENT (2019-07-18): Updated Submission Form provided with QM status of Non QM

[1] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX /Schedule C)
EXCEPTION INFO: Submission Form reflects loan status of Rebuttable Presumption.  Borrower is a Foreign National.
REVIEWER - CLEARED COMMENT (2019-07-18): Updated Submission Form provided with QM status of Non QM

[1] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
EXCEPTION INFO: Estimated property costs over year 1 of XXXX based on 11 months of monthly property costs of XXXX.  Hazard in file was XXX, flood was XXXX and taxes used were XXXX per tax cert, totaling $XXX x 11 = XXXX.  Per Final application, variance appears to be in the taxes which lender qualified at XXXX.
REVIEWER - CLEARED COMMENT (2019-07-18): Taxes per tax certificate and title in file indicate an amount of $XXX Exception Cleared.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see comments from client:  The UW needed to use the higher amount for qualification purposes however if the next tax bill is not going to be based on the higher amount we dont need to use that for the escrows.  Escrows were calculated from XXX (XXX monthly).

[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/559898)
EXCEPTION INFO: CD reflects XXXX, calculates to be XXXX.
REVIEWER - CLEARED COMMENT (2019-07-18): Taxes per tax certificate and title in file indicate an amount of $XXX Exception Cleared.

[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/559897)
EXCEPTION INFO: CD reflects XXXX, calculates to be XXXX.
REVIEWER - CLEARED COMMENT (2019-07-18): Taxes per tax certificate and title in file indicate an amount of $XXX Exception Cleared.

[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/559896)
EXCEPTION INFO: CD reflects XXXX, calculates to be XXXX.
REVIEWER - CLEARED COMMENT (2019-07-18): Taxes per tax certificate and title in file indicate an amount of $XXX Exception Cleared.

[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/559895)
EXCEPTION INFO: CD reflects XXXX, calculates to be XXXX.
REVIEWER - CLEARED COMMENT (2019-07-18): Taxes per tax certificate and title in file indicate an amount of $XXX Exception Cleared.

[1] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/559895)
EXCEPTION INFO: CD reflects XXXX, calculates to be XXXX.
REVIEWER - CLEARED COMMENT (2019-07-18): Taxes per tax certificate and title in file indicate an amount of $XXX Exception Cleared.	[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)
EXCEPTION INFO: The only seller paid fee on the CD's is the transfer taxes.
BUYER - WAIVED COMMENT (2019-07-18): Non-material: Seller Fees did not include any borrower closing costs that increased and were switched to seller-paid	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
EXCEPTION INFO: Updated Submission Form provided with QM status of Non QM
REVIEWER - CURED COMMENT (2019-07-18): Updated Submission Form provided with QM status of Non QM

			[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	DTI below max byXXX or greater. XXX vs XXX Time on Job of 5 years or greater: XXX years			Expanded Access CoreXX/XX/XXXXverlay	Loan Review Complete
101802	[1] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.
EXCEPTION INFO: Per submission sheet, QM status was higher priced. Due diligence determined a status of Non QM (Bank statement program)
REVIEWER - CLEARED COMMENT (2019-07-18): Updated Submission Form provided with QM status of Non QM
SELLER - GENERAL COMMENT (2019-07-18): please provide updated loan submission form with QM Status of NonQM/ATR Compliant

[1] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
EXCEPTION INFO: Rate Lock Agreement was not on file
REVIEWER - CLEARED COMMENT (2019-07-18): Rate Lock provided

[1] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Missing copy of the back of permanent resident card
REVIEWER - CLEARED COMMENT (2019-07-18): Back of card provided

[1] Federal Compliance - Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX /Bank Statements)
EXCEPTION INFO: Bank statement income not permitted for use under appendix Q
REVIEWER - CLEARED COMMENT (2019-07-18): Updated Submission Form provided with QM status of Non QM

[1] Federal Compliance - Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX /Bank Statements)
EXCEPTION INFO: Bank statement income not permitted for use under appendix Q
REVIEWER - CLEARED COMMENT (2019-07-18): Updated Submission Form provided with QM status of Non QM	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Mortgage Loan.
EXCEPTION INFO: Loan file contains a compliance report which indicated the loan is a HPML
REVIEWER - WAIVED COMMENT (2019-07-18): Higher Priced Mortgage Loan for CA and FED Compliant

[2] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Missing co-borrower LOE for large deposits - XX/XX/XXXX - XXXX andXX/XX/XXXX
REVIEWER - WAIVED COMMENT (2019-07-18): Client elected to waive the exception with verified compensating factors
BUYER - GENERAL COMMENT (2019-07-18): (XXX )SG elects to waive with compensating factors:
0 X 30 24 month housing history. 65 months from credit report
Time on Job of X years or greater. CoBorrower has been at same job for X years	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
EXCEPTION INFO: Updated Submission Form provided with QM status of Non QM
REVIEWER - CURED COMMENT (2019-07-18): Letter of Explanation & Corrected Closing Disclosure

[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
EXCEPTION INFO: Borrower final CD indicates monthly escrow amount of XXXX/mo, the Initial Escrow Account Disclosure Statement indicates the initial escrow amount to be XXXX
REVIEWER - CURED COMMENT (2019-07-18): Letter of Explanation & Corrected Closing Disclosure
SELLER - GENERAL COMMENT (2019-07-18): please provide copy of PC CD, LOE and confirmation of sent to borrower

[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus XXX or XXXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Sufficient or excess cure was provided to the borrower at Closing. (7726)

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Environmental Protection Lien.  Fee Amount of XXXX exceeds tolerance of XXXX.  Sufficient or excess cure was provided to the borrower at Closing. (77219)

			[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7508)	0 X 30 24 month housing history. XX months from credit report Time on Job of X years or greater. CoBorrower has been at same job for X years			Expanded Access CoreXX/XX/XXXXverlay	Loan Review Complete
101803	[1] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
EXCEPTION INFO: Rate lock agreement missing
REVIEWER - CLEARED COMMENT (2019-07-18): Rate lock provided
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see lock agreement

[1] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Unable to test LO company NMLS license due to missing information.
EXCEPTION INFO: LO company only licensed in the state of Maryland, Nevada and Rhode Island not Florida
REVIEWER - GENERAL COMMENT (2019-07-18): Per NMLS Originator Company is an active Federal Institution

[1] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Unable to test LO company status due to missing information.
EXCEPTION INFO: LO company only licensed in the state of Maryland, Nevada and Rhode Island not Florida
REVIEWER - CLEARED COMMENT (2019-07-18): Per NMLS Originator Company is an active Federal Institution

[1] Federal Compliance - TRID Service Provider Timing: TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.
EXCEPTION INFO: Settlement provider list is dated XX/XX/XXXX loan application datedXX/XX/XXXX
REVIEWER - CLEARED COMMENT (2019-07-18): Borrower was not allowed to shop.  All fees on the LE and the CD are in section B along with an attestation provided verifying borrowers are not allowed to shop on refinance transactions.  Clearing issue
BUYER - GENERAL COMMENT (2019-07-18): (XXX )service provider list	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Mortgage Loan.
EXCEPTION INFO: ATR analysis, escrow requirements, appraisal requirements and compliance status confirmed
REVIEWER - WAIVED COMMENT (2019-07-18): Higher Priced Mortgage Loan for CA and FED Compliant

[2] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Letter of explanation required for NSFXX/XX/XXXX
REVIEWER - WAIVED COMMENT (2019-07-18): Client elected to waive the exception with verified compensating factors.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )Per SG review, isolated incident, borrower had no other NSF occurrences over 24 month period.   Deposit same day to cover account shortage.  SG elects to waive with compensating factors:
PITIA reserves above minimum by 6 months or greater.  Program guidelines requires 3 months.  Borrower has 15 months
Job Stability of 5 years or more. (XX years as a business owner)	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus XXX or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)
EXCEPTION INFO: Sufficient cure provided of XXXX to cover recording fee increase from XXX to XXXX, andXXX fee increases for Transfer tax and document preparation fees

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of XXXX exceeds tolerance of XXXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
EXCEPTION INFO: Sufficient cure provided of XXXX to cover recording fee increase from XXX to XXXX, andXXX fee increases for transfer tax and document preparation fees

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Sufficient or excess cure was provided to the borrower at Closing. (7563)
			EXCEPTION INFO: Sufficient cure provided of XXXX to cover recording fee increase from XXX to XXXX, andXXX fee increases for Transfer tax and document preparation fees	Job Stability of 5 years or more. (XX years as a business owner) PITIA reserves above minimum by 6 months or greater. Program guidelines requires 3 months. Borrower has XX months			Expanded Access CoreXX/XX/XXXXverlay	Loan Review Complete
101804	[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: 24 month personal bank statement program. Lender submitted as business bank statement and qualified using lesser of  P&L average or 1003 income. Guidelines require qualification be based on the lower of the bank statement deposits and the 1003
REVIEWER - CLEARED COMMENT (2019-07-18):XX/XX/XXXX guides reflect if any evidence of business receipts are found in personal bank accounts, then they must be submitted and qualified as business bank accounts.  Bank statements in file reflect income from borrowers corporation.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see docs

[1] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
REVIEWER - CLEARED COMMENT (2019-07-18): Disclosure provided
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see docs

[1] Application / Processing - Missing Document: Fraud Report not provided
REVIEWER - CLEARED COMMENT (2019-07-18): Fraud Report provided
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see docs

[1] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Missing LOE for large deposits exceeding XXX of the borrower's income
REVIEWER - CLEARED COMMENT (2019-07-18): LOE provided
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see docs

[1] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Missing evidence of hazard insurance expense for primary residence
REVIEWER - CLEARED COMMENT (2019-07-18): Documentation provided
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see docs

[1] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Missing evidence of property tax expense for primary residence
REVIEWER - CLEARED COMMENT (2019-07-18): Documentation provided
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see docs

[1] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Missing evidence of HOA expense for primary residence
REVIEWER - CLEARED COMMENT (2019-07-18): Documentation provided
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see docs

[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Missing fraud report
REVIEWER - CLEARED COMMENT (2019-07-18): Fraud Report provided	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXX exceeds Guideline total debt ratio of XXX.
EXCEPTION INFO: DTI of XXX exceeds guideline limit of XXX. Lender included payroll deposits in qualifying deposit calculations.  Loan does not qualify for XXX financing due to LTV violation.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elected to waive the exception with verified compensating factors.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )
XXX - XXX  - 2m agoVendor
SG elects to waive with compensating factors:
FICO score above minimum by 20 points or greater, XXX vs XXX
Borrower has job stability for 5 years as a business owner (X years).
0 X 30 24 month housing history
REVIEWER - GENERAL COMMENT (2019-07-18): DTI calculates to be XXX. which matches Lender's 1008 DTI of XXX.  Borrowers have been self employed since 2012 with all payroll deposits being business related.  However, 2 XXX Bank Statement Cash Out Program maximum DTI is XXX.  Expanded DTI is for primary residences only.  Please provide Clients exception approval to cure this issue.

[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XXX exceeds Guideline loan to value percentage of XXX.
EXCEPTION INFO: Investment Property Cash out guideline limit is XXX LTV/CLTV
REVIEWER - WAIVED COMMENT (2019-07-18): Client elected to waive the exception with verified compensating factors.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )SG elects to waive with compensating factors:
FICO score above minimum by 20 points or greater, XXX vs 660
Borrower has job stability for X years as a business owner (X years).
0 X 30 24 month housing history

[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 12.00.
EXCEPTION INFO: All asset in the loan docs are accounted for, the 1003 states that there are retirement funds for reserves.These are missing from the loan package
REVIEWER - WAIVED COMMENT (2019-07-18): Client elected to waive the exception with verified compensating factors.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )SG elects to waive with compensating factors:
FICO score above minimum by 20 points or greater, XXX vs 660
Borrower has job stability for X years as a business owner (Xyears).
0 X 30 24 month housing history
REVIEWER - GENERAL COMMENT (2019-07-18): Per Guidelines Investment programs require 12 months reserves.  Please provide Client's Approval Exception Waiver to cure this exception.
		BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see docs		Borrower has job stability for 5 years as a business owner (X years) FICO score above minimum by 20 points or greater, XXX vs 700			Expanded Access CoreXX/XX/XXXXverlay	Loan Review Complete
101805	[1] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
REVIEWER - CLEARED COMMENT (2019-07-18): Rate lock provided
SELLER - GENERAL COMMENT (2019-07-18): please provide copy of borrowers rate lock confirmation

[1] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
EXCEPTION INFO: The Initial CD was provided XX/XX/XXXXnd the closing was XX/XX/XXXX.
REVIEWER - CLEARED COMMENT (2019-07-18): Tracking disclosure provided verifying receipt of CD.	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Mortgage Loan.
		REVIEWER - WAIVED COMMENT (2019-07-18): Higher Priced Mortgage Loan for CA and FED Compliant	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7564)	Ownership of subject property of X years or greater Time on Job of 5 years or greater, XXX since XXX			Expanded Access Core XX/XX/XXXXverlay	Loan Review Complete
101806	[1] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
EXCEPTION INFO: Arm disclosure not provided to the borrower
REVIEWER - CLEARED COMMENT (2019-07-18): ARM disclosure provided
SELLER - GENERAL COMMENT (2019-07-18): Attached is the Arm Disclosure

[1] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
EXCEPTION INFO: Charm booklet not provided to the borrower
REVIEWER - CLEARED COMMENT (2019-07-18): received verification booklet was provided

[1] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
EXCEPTION INFO: The loan designation of Non QM doesn't match the  due diligence loan Designation of ATR Fail.
REVIEWER - CLEARED COMMENT (2019-07-18): Credit Report provided

[1] Appraisal Reconciliation - Desk Review value is less than Appraised value by at least XXX.
EXCEPTION INFO: Desk review completed by Summit Valuations is less than the appraised value by XXX
REVIEWER - CLEARED COMMENT (2019-07-18): Additional desk review within XXX provided.

[1] Federal Compliance - General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
EXCEPTION INFO: Credit report not on file
REVIEWER - CLEARED COMMENT (2019-07-18): Credit Report provided

[1] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of  is less than Guideline representative FICO score of XXX.
EXCEPTION INFO: Guideline required FICO score of XXX. Credit report is missing unable to determine borrower's qualifying credit score
REVIEWER - CLEARED COMMENT (2019-07-18): Credit Report provided

[1] Guideline Issue - Life Rate Floor and/or Cap is ineligible per guidelines.
EXCEPTION INFO: Ceiling ofXXX is eligible however life rate floor minimum is XXX is ineligible. Should be original interest rate of XXX - margin ofXXX =   XXX
REVIEWER - CLEARED COMMENT (2019-07-18): Loan was locked XX/XX/XXXX.  New guides effective XX/XX/XXXX.  Clearing issue.
SELLER - GENERAL COMMENT (2019-07-18): Please see attached email from Kendra and clear this condition.  Thank you!

[1] Guideline Issue - Margin is ineligible per guidelines.
EXCEPTION INFO: Margin ofXXX is not eligible for 5/1 arm. Guideline margin for a 5/1 arm isXXX
REVIEWER - CLEARED COMMENT (2019-07-18): Loan was locked on XX/XX/XXXX.  New guidelines were effective on XX/XX/XXXX.  Margin meets XX/XX/XXXX guides.
SELLER - GENERAL COMMENT (2019-07-18): Please review the attached email and clear this condition.  Thank you!

[1] Credit Documentation - Missing Document: Credit Report not provided
EXCEPTION INFO: Credit report dated within 120 days of note is missing.
REVIEWER - CLEARED COMMENT (2019-07-18): Credit Report provided
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see credit report

[1] Application / Processing - Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided
EXCEPTION INFO: Missing 1008
REVIEWER - CLEARED COMMENT (2019-07-18): 1008 provided
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see 1008

[1] Application / Processing - Missing Document: Mortgage Loan Payoff Statement not provided
EXCEPTION INFO: Mortgage loan payoff missing
REVIEWER - CLEARED COMMENT (2019-07-18): Payoff statement provided

[1] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Client submission sheet missing from loan package
REVIEWER - CLEARED COMMENT (2019-07-18): Submission form provided
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see sub form

[1] Federal Compliance - NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
EXCEPTION INFO: Ability to repay requirements not met, missing credit report
REVIEWER - CLEARED COMMENT (2019-07-18): Credit Report provided	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Loan.
EXCEPTION INFO: ATR analysis, escrow requirements, appraisal requirements and compliance status confirmed
REVIEWER - WAIVED COMMENT (2019-07-18): Higher Priced Mortgage Loan for CA and FED Compliant

[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of  XXX or Final Disclosure APR of  XXX is in excess of allowable threshold of APOR  XXX + XXX, or  XXX.  Compliant Higher Priced Mortgage Loan.
EXCEPTION INFO: ATR analysis, escrow requirements, appraisal requirements and compliance status confirmed
REVIEWER - WAIVED COMMENT (2019-07-18): Higher Priced Mortgage Loan for CA and FED Compliant

[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Express Documentation 1 year verification of income used to qualify, however two years 1120 transcripts on file
REVIEWER - WAIVED COMMENT (2019-07-18): Client elected to waive the exception with verified compensating factors.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )Client originated loan under 1 year tax return/Express Doc.  2016 documentation not required.  SG elects to waive with compensating factors:
Job stability of 5 years or more (XX years as an owner in her XXX)
Residual income XXX0 above the minimum required ($XXX vs. $2500 required)

[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 5.47 is less than Guideline PITIA months reserves of 6.00.
EXCEPTION INFO: Borrower has insufficient assets to cover reserve requirement
REVIEWER - WAIVED COMMENT (2019-07-18): Client elected to waive the exception with verified compensating factors.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )SG elects to waive with compensating factors:
Job stability of 5 years or more (14 years as an owner in her XXXX)
Residual income XXX0 above the minimum required ($XXXX vs. $2500 required)

[2] Application / Processing - Missing Document: AUS not provided
EXCEPTION INFO: Missing AUS or attestation that loan doesn't meet DU/LP agency requirements
REVIEWER - WAIVED COMMENT (2019-07-18): Client elected to waive the exception with verified compensating factors.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )Loan amount exceeds GSE eligibility.  SG elects to waive with compensating factors:
Job stability of 5 years or more (14 years as an owner in her XXX)
Residual income XXX0 above the minimum required ($18104.25 vs. $2500 required)

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
EXCEPTION INFO: Rate lock agreement was not on file
BUYER - WAIVED COMMENT (2019-07-18): Non-material:  compliance testing completed using worst-case scenario APOR
REVIEWER - GENERAL COMMENT (2019-07-18): Seller provided documentation from client indicating rate was locked on XX/XX/XXXX, however guidelines require the rate lock agreement. Unable to clear this issue.  Refer to Client.

[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
EXCEPTION INFO: CD disclosed the loan did not allow for assumption. However, the note does disclose it does allow for assumption
BUYER - WAIVED COMMENT (2019-07-18): non-material: clerical error.  Note terms indicate loan is assumable after fixed rate period ends.

[2] Federal Compliance - TRID Final Closing Disclosure Property Value: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (FinXX/XX/XXXX)
EXCEPTION INFO: Final cd disclosed an incorrect appraised property value. Value does not match the actual appraised value for the loan which is XXXXValue being used for LTV purposes is XXX which is on the CD
BUYER - WAIVED COMMENT (2019-07-18): non-material: client disclosed value being used for origination purposes. Borrower was supplied a copy of appraisal.	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 2nd Step Au Value Report. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7543)
			EXCEPTION INFO: The fee amount of XXX for 2nd Step Au value report, exceeds tolerance of XXXX. Sufficient cure of XXX given to the borrower at closing	Job stability of 5 years or more (XX years as an owner in her XXXX) Residual income XXX above the minimum required ($XXX vs. $2500 required)			Expanded Access Core XX/XX/XXXXverlay	Loan Review Complete
101807	[1] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
EXCEPTION INFO: ARM Loan Program Disclosure does not have a document date and was executed by the borrowers on XX/XX/XXXX, which is not within 3 business days of application on XX/XX/XXXX.
REVIEWER - CLEARED COMMENT (2019-07-18): Initial application indicates loan as fixed rate.  Disclosure signed XX/XX/XXXX which is withing 3 days of closing.  Clearing issue.

[1] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
EXCEPTION INFO: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet was listed on the ARM Loan Program Disclosure which does not have a document date. Disclosure was executed by the borrowers on XX/XX/XXXX, which is not within 3 business days of application on XX/XX/XXXX.
REVIEWER - CLEARED COMMENT (2019-07-18): Initial application indicates loan as fixed rate.  Disclosure signed XX/XX/XXXX which is withing 3 days of closing.  Clearing issue.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see docs	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX or Final Disclosure APR of XXX is in excess of allowable threshold of APOR XXX + XXX, or XXX. Compliant Higher Priced Mortgage Loan.
REVIEWER - WAIVED COMMENT (2019-07-18): Higher Priced Mortgage Loan for CA and FED Compliant

[2] Guideline Issue - Margin is ineligible per guidelines.
EXCEPTION INFO: Note verifies the subject loan Margin is XXX which exceeds the Expanded Access Core Overlay (XX/XX/XXXXof  XXX. File is missing an investor exception to allow the excessive Margin.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elected to waive the exception with verified compensating factors.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )SG elects to waive with compensating factors:
XXXX representative FICO score > 640 guideline minimum - XX points above guideline minimum
0 X 30 month housing history; XX months vs 12 month guideline requirement	[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
EXCEPTION INFO: Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of XXXX. Escrowed Property Costs costs are XXXX per month, which equates to calculated Escrowed Property Costs over Year 1 of XXXX. Difference of XXXX over 11 months is due to Tax Record Information Sheet verifies Sanitary Tax Impounds are XXXX per year or XXXX per month however, Final Closing Disclosure disclosed the monthly escrow as XXXX per month, which is a difference of .84 cents per month.
REVIEWER - CURED COMMENT (2019-07-18): AMC received Corrected CD and Letter of Explanation.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see docs
REVIEWER - GENERAL COMMENT (2019-07-18): AMC received the Tax Certificate that indicates the next amount due for Sanitation taxes is XXXX annually which is XXXX per month.  Lender is using XXXX.  Required cure Corrected CD, Letter of Explanation and proof of mailing.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )We feel the CD is correct. Title is showing last paid. We used the next due figure.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/618151)
EXCEPTION INFO: Final Closing Disclosure disclosed an Escrow Payment for Payment Stream 4 of XXXX; calculated Escrow Payment is XXXX. Difference of .84 cents is due to Tax Record Information Sheet verifies Sanitary Tax Impounds are XXXX per year or XXXX per month however, Final Closing Disclosure disclosed the monthly escrow as XXXX per month.
REVIEWER - CURED COMMENT (2019-07-18): Fed-ex tracking #XXXX has been delivered.  All documents needed to cure have been received.
REVIEWER - GENERAL COMMENT (2019-07-18): AMC received Corrected CD and Letter of Explanation.  Fed ex shipping label has been created, but not yet shipped.  Proof of Delivery is required to cure.
REVIEWER - GENERAL COMMENT (2019-07-18): AMC received the Tax Certificate that indicates the next amount due for Sanitation taxes is XXXX annually which is XXXX per month.  Lender is using XXXX.  Required cure Corrected CD, Letter of Explanation and proof of mailing.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/618150)
EXCEPTION INFO: Final Closing Disclosure disclosed an Escrow Payment for Payment Stream 3 of XXXX; calculated Escrow Payment is XXXX. Difference of .84 cents is due to Tax Record Information Sheet verifies Sanitary Tax Impounds are XXXX per year or XXXX per month however, Final Closing Disclosure disclosed the monthly escrow as XXXX per month.
REVIEWER - CURED COMMENT (2019-07-18): Fed-ex tracking #XXXX has been delivered.  All documents needed to cure have been received.
REVIEWER - GENERAL COMMENT (2019-07-18): AMC received Corrected CD and Letter of Explanation.  Fed ex shipping label has been created, but not yet shipped.  Proof of Delivery is required to cure.
REVIEWER - GENERAL COMMENT (2019-07-18): AMC received the Tax Certificate that indicates the next amount due for Sanitation taxes is XXXX annually which is XXXX per month.  Lender is using XXXX.  Required cure Corrected CD, Letter of Explanation and proof of mailing.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/618149)
EXCEPTION INFO: Final Closing Disclosure disclosed an Escrow Payment for Payment Stream 2 of XXXX; calculated Escrow Payment is XXXX. Difference of .84 cents is due to Tax Record Information Sheet verifies Sanitary Tax Impounds are XXXX per year or XXXX per month however, Final Closing Disclosure disclosed the monthly escrow as XXXX per month.
REVIEWER - CURED COMMENT (2019-07-18): Fed-ex tracking #XXXX has been delivered.  All documents needed to cure have been received.
REVIEWER - GENERAL COMMENT (2019-07-18): AMC received Corrected CD and Letter of Explanation.  Fed ex shipping label has been created, but not yet shipped.  Proof of Delivery is required to cure.
REVIEWER - GENERAL COMMENT (2019-07-18): AMC received the Tax Certificate that indicates the next amount due for Sanitation taxes is XXXX annually which is XXXX per month.  Lender is using XXXX.  Required cure Corrected CD, Letter of Explanation and proof of mailing.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/618148)
EXCEPTION INFO: Final Closing Disclosure disclosed an Escrow Payment for Payment Stream 1 of XXXX; calculated Escrow Payment is XXXX. Difference of .84 cents is due to Tax Record Information Sheet verifies Sanitary Tax Impounds are XXXX per year or XXXX per month however, Final Closing Disclosure disclosed the monthly escrow as XXXX per month.
REVIEWER - CURED COMMENT (2019-07-18): Fed-ex tracking #XXXX has been delivered.  All documents needed to cure have been received.
REVIEWER - GENERAL COMMENT (2019-07-18): AMC received Corrected CD and Letter of Explanation.  Fed ex shipping label has been created, but not yet shipped.  Proof of Delivery is required to cure.
REVIEWER - GENERAL COMMENT (2019-07-18): AMC received the Tax Certificate that indicates the next amount due for Sanitation taxes is XXXX annually which is XXXX per month.  Lender is using XXXX.  Required cure Corrected CD, Letter of Explanation and proof of mailing.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/618148)
EXCEPTION INFO: Final Closing Disclosure disclosed an Estimated Total Monthly Payment for Payment Stream 1 of XXXX; calculated Estimated Total Monthly Payment is XXXX. Difference of XX is due to Tax Record Information Sheet verifies Sanitary Tax Impounds are XXXX per year or XXXX per month however, Final Closing Disclosure disclosed the monthly escrow as XXXX per month.
REVIEWER - CURED COMMENT (2019-07-18): Fed-ex tracking #XXX has been delivered.  All documents needed to cure have been received.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see tracking info starting on page 2.  PC CD is in transit.
REVIEWER - GENERAL COMMENT (2019-07-18): AMC received Corrected CD and Letter of Explanation.  Fed ex shipping label has been created, but not yet shipped.  Proof of Delivery is required to cure.
BUYER - GENERAL COMMENT (2019-07-18): (XXX )please see docs
			REVIEWER - GENERAL COMMENT (2019-07-18): AMC received the Tax Certificate that indicates the next amount due for Sanitation taxes is XXXX annually which is XXXX per month. Lender is using XXXX. Required cure Corrected CD, Letter of Explanation and proof of mailing.	0 X 30 month housing history; XX months vs 12 month guideline requirement XXX representative FICO score > 640 guideline minimum - XX points above guideline minimum			Expanded Access Core XX/XX/XXXXverlay	Loan Review Complete
101808				DTI below max byXXX or greater (XXX vs. XXX max) FICO score above minimum by XX points or greater (XXXvs. 680 guideline minimum)			Expanded Access Core XX/XX/XXXXverlay	Loan Review Complete
101809	[1] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: WILDFIRES
Disaster Declaration Date: XX/XX/XXXX
REVIEWER - CLEARED COMMENT (2019-07-18): Property Inspection received.

[1] Income Documentation - Income Docs Missing:: Borrower: XXX  4506 or 4506-T (2)
EXCEPTION INFO: 4506T forms in file are not signed and dated by the borrower.
REVIEWER - CLEARED COMMENT (2019-07-18): 4506-T forms and transcripts are not required for Alternative Income Documentation programs, including the Bank Statement program.
	SELLER - GENERAL COMMENT (2019-07-18): Borrower was qualified off 24 months bank statements. A signed and dated 4506T would not be required for this doc type.						EC Non-QM Eligibility Guidelines - v1.5	Reviewed with Exceptions